DEBT - Summary of Debt Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Remainder of 2018	$ 595,491
2018		$ 1,635,612
2019	612,150	583,914
2020	1,610,232	1,615,615
2021	3,769,132	4,183,992
2022	708,536	693,434
Thereafter	16,228,903	13,796,783
Cablevision Systems Corp.
Debt Instrument [Line Items]
Remainder of 2018	581,298
2018		1,619,094
2019	579,587	565,604
2020	547,517	552,902
2021	2,506,407	2,921,269
2022	695,806	680,700
Thereafter	11,812,663	9,380,513
Cequel Corp.
Debt Instrument [Line Items]
Remainder of 2018	14,193
2018		16,518
2019	32,563	18,310
2020	1,062,715	1,062,713
2021	1,262,725	1,262,723
2022	12,730	12,734
Thereafter	$ 4,416,240	$ 4,416,270